Income/ loss per share	12 Months Ended
Dec. 31, 2018
Income/ loss per share
Income/ loss per share

11. Income / loss (-) per share

Basic income / loss (-) per share is calculated by dividing the net income / loss (-) attributable to shareholders by the weighted average number of ordinary shares issued during the year.

Diluted income / loss (-) per share is calculated based on the weighted average number of shares (diluted) also considering outstanding warrants, for which our average share price of the year was higher than the exercise price.

Income  / loss (-) per share

	Year ended December 31,
	2018	2017	2016
Income/ loss (-) per share:
Net income/ loss (-) attributable to owners of the parent (Euro, in thousands)	€(29,259)	€(115,704)	€54,012
Number of shares (thousands)
Weighted average number of shares for the purpose of basic income / loss (-) per share	52,113	49,479	45,696
Basic income / loss (-) per share (Euros)	€(0.56)	€(2.34)	€1.18

Net income/ loss (-) attributable to owners of the parent (Euro, in thousands)	€(29,259)	€(115,704)	€54,012
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted income / loss (-) per share	52,113	49,479	45,696
Number of dilutive potential ordinary shares	—	—	1,612
Diluted income / loss (-) per share (Euros)	€(0.56)	€(2.34)	€1.14

As our operations reported a net loss in 2018 and 2017, the outstanding warrants (specified in note 29) have an anti-dilutive effect rather than a dilutive effect. Consequently, basic and diluted loss per share were the same for 2018 and 2017.

Basic income per share of €1.18 and diluted income per share of €1.14 in 2016 are based on a net income for 2016 which was strongly influenced by the non-cash gain from the fair value re-measurement of the share subscription agreement with Gilead amounting to €57.5 million.